Consolidated Statements of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Retained Earnings
Dividends declared on common stock (Per share)	$ 0.60	$ 0.60	$ 1.68